Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of inventories [line items]
Write down on inventories	$ 55.6	$ 43.3
Reversed write downs of inventories	14.9	11.8
Marine Segments [member]
Disclosure of inventories [line items]
Recognized an impairment charge on inventories	$ 2.5	$ 0.0